Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables summarize the fair values and levels within the fair value hierarchy:

Fair Value Measurements as of December 31, 2025
(Thousands of Dollars)	Level 1	Level 2	Uncategorized	Total
Investments at Fair Value
Common Collective Trusts	$—	$—	$2,709,815	$2,709,815
Eversource Common Shares Fund	585,652	—	—	585,652
ESOP Allocated Eversource Energy Common Shares	15,764	—	—	15,764
Registered Investment Companies	281,168	—	—	281,168
Investments Held by Brokerage Link	269,639	13,218	—	282,857
Separately Managed Account	78,021	—	—	78,021
Cash and Cash Equivalents	60,667	—	—	60,667
Total Investments at Fair Value	$1,290,911	$13,218	$2,709,815	$4,013,944

Fair Value Measurements as of December 31, 2024
(Thousands of Dollars)	Level 1	Level 2	Uncategorized	Total
Investments at Fair Value
Common Collective Trusts	$—	$—	$2,334,587	$2,334,587
Eversource Common Shares Fund	508,278	—	—	508,278
ESOP Allocated Eversource Energy Common Shares	14,698	—	—	14,698
Registered Investment Companies	286,174	—	—	286,174
Investments Held by Brokerage Link	233,554	12,448	—	246,002
Separately Managed Account	93,636	—	—	93,636
Cash and Cash Equivalents	45,726	—	—	45,726
Total Investments at Fair Value	$1,182,066	$12,448	$2,334,587	$3,529,101